Equity (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights
The following is a summary of warrant activity for the three months ended March 31, 2024:

	Number of Warrants			Weighted-average exercise price
	Equity classified	Liability classified	Total
Outstanding at December 31, 2023	74,420	966,393	1,040,813	$45.98
Exercises	(65,681)	—	(65,681)	43.80
Outstanding at March 31, 2024	8,739	966,393	975,132	$46.12

The following is a summary of warrant activity for the years ended December 31, 2023 and 2022:

	Number of Warrants
	Equity classified	Liability classified	Total	Weighted average exercise price
Outstanding at December 31, 2021	292,469	10,443,511	10,735,980	$1.62
Issuance	—	20,571,429	20,571,429	1.55
Canceled	(79,130)	—	(79,130)	$17.71
Reclassification of warrant liability to equity on modification	2,022,987	(2,022,987)	—	$1.46
Outstanding at December 31, 2022	2,236,326	28,991,953	31,228,279	$1.53
Canceled	(3,576)	—	(3,576)	16.77
Outstanding at December 31, 2023	2,232,750	28,991,953	31,224,703	$1.53

Schedule of Authorized Shares of Common Stock for Future Issuance
The Company has authorized shares of common stock for future issuance as of March 31, 2024 as follows:

Exercise of warrants	975,132
Shares available for future stock incentive awards	202,875
Unvested restricted stock units	464,018
Outstanding common stock options	1,347,618
Series A Preferred Stock	17,808,670
Outstanding Series A Preferred Stock options	470,403
Total	21,268,716

The Company has authorized shares of common stock for future issuance as follows:

As of December 31, 2023
Exercise of warrants	31,224,703
Shares available for future stock incentive awards	35,836,268
Outstanding common stock options	23,306,661
Total	90,367,632